Schedule of Tax Effects Allocated to Each Component of Other Comprehensive (Loss) Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components Of Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustment	$ (20,493)	$ 15,993	$ 6,211
Unrealized gain (loss) on cash flow hedging instruments	2,627	(961)	(1,321)
Income tax (expense) benefit	(709)	259	356
Unrealized gain (loss) on cash flow hedging instruments, net of tax	1,918	(702)	(965)
Reclassification of (gain) loss on cash flow hedging instruments into earnings	(215)	(491)	442
Income tax expense (benefit)	58	133	(119)
Reclassification of (gain) loss on cash flow hedging instruments into earnings, net of tax	(157)	(358)	323
Unrealized gain on equity securities		51	27
Income tax expense		(66)	(13)
Unrealized (loss) gain on equity securities, net of tax		(15)	14
Other comprehensive (loss) income	$ (18,732)	$ 14,918	$ 5,583